Long-Term Investments	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term investments
16.	Long-term investments

In October 2018, the Company made an equity investment in a privately-held company, Maya System, Inc. (the “Maya”), which provides cloud SIM related services in Japan, including sale of products and maintenance. The Company acquired 49.00% equity interest of Maya with total consideration of JPY49,000 thousands. The Group classified Maya as an equity method investment as it has significant influence over Maya. The consideration was mainly attributed to trademark, customer relationship and goodwill. As of December 31, 2021 and June 30, 2022, the share of loss from Maya exceeded the total investment cost. As the Company is not required to fund losses, the balance was written down to zero.

In April 2019 and September 2020, the Company made an equity investment in a privately-held company, Beijing Huaxianglianxin Technology Company (the “Huaxiang”), the Company held 10% equity interest of the Huaxiang with total consideration of RMB8,521 thousands. In March 2022, Huaxiang introduced new investors and the Company’s equity interest in Huaxiang was diluted to approximately 9.36%. The Company exercises significant influence in the Huaxiang and therefore accounts for this as a long-term investment using equity method. The Company recognized the share of profit of RMB547 thousands (equivalent to US$85 thousands) and RMB790 thousands (equivalent to US$120 thousands) for the six months ended June 30, 2021 and 2022.

In January 2021, the Company acquired 31.25% of the equity interests of iQsim S.A., which is a provider of open virtual SIM (“VSIM”) platform and VSIM-enabled mobile devices based in France, with total consideration of EUR200 thousands. The Company exercises significant influence in the iQsim S.A and therefore accounts for this as a long-term investment using equity method. The Company recognized the share of loss of EUR27 thousands (equivalent to US$32 thousands) and EUR41 thousands (equivalent to US$43 thousands) for the six months ended June 30, 2021 and 2022.